INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of taxable income by jurisdiction

	For the years ended
	December 31,
	2022	2021	2020
Cayman and BVI	$(138,363)	$(335,802)	$(560,587)
Hong Kong	(1,500,125)	(983,008)	(434,271)
PRC	(17,415)	(67,705)	(20,490)
Total	$(1,655,903)	$(1,386,515)	$(1,015,348)

Schedule of deferred tax assets and liabilities

	As of December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$651,643	$399,768
Total deferred tax assets	651,643	399,768
Deferred tax liabilities:
Depreciation	(14,955)	(5,552)
Total deferred tax liabilities	(14,955)	(5,552)

Total deferred tax assets-net	636,688	394,216
Less: Valuation allowance	(636,688)	(394,216)
Deferred tax assets, net	$—	$—

Reconciliation of effective income tax rate

	For the years ended
	December 31,
	2022	2021	2020
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of tax rate differential (HK)	(7.7)	(6.0)	(3.6)
Valuation allowance	(17.3)	(19.0)	(21.4)
Effective tax rate	—%	—%	—%